Deferred income tax - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Deferred tax assets	$ 13,372	$ 62,712
Deferred tax liabilities	$ (383,369)	$ (137,315)